Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade Accounts Receivable
As of December 31, 2021 and 2020, consolidated trade accounts receivable consisted of:

	2021	2020

Trade accounts receivable	$1,622	1,654
Allowances for expected credit losses	(101)	(121)

	$1,521	1,533

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss
As of December 31, 2021, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

	Accounts receivable	ECL allowance	ECL average rate
Mexico	$253	31	12.3%
United States	503	6	1.2%
Europe, Middle East, Africa and Asia	742	47	6.3%
South, Central America and the Caribbean	82	13	15.9%
Others	42	4	9.5%

	$1,622	101

Summary of Allowance for Expected Credit Losses
Changes in the allowance for expected credit losses in 2021, 2020 and 2019, were as follows:

	2021	2020	2019

Allowances for expected credit losses at beginning of period	$121	116	119
Charged to selling expenses	1	23	12
Deductions	(16)	(19)	(16)
Reclassification to assets held for sale (note 5.2)	(2)	—	—
Foreign currency translation effects	(3)	1	1

Allowances for expected credit losses at end of period	$101	121	116